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                                                  (RIVERSOURCE INVESTMENTS LOGO)

                     PROSPECTUS SUPPLEMENT -- NOV. 28, 2008

Fund                                                             Prospectus date           Form #
RiverSource Emerging Markets Bond Fund                             Dec. 28, 2007        S-6398-99 D



Effective Nov. 17, 2008, the information following the second paragraph in the Investment Manager section has been revised to state:

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Nicholas Pifer, CFA, Portfolio Manager

-   Managed the Fund since 2006.

-   Leader of the global sector team.

-   Joined RiverSource Investments in 2000.

-   Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

-   Began investment career in 1990.

-   MA, Johns Hopkins University School of Advanced International Studies.

Jim Carlen, CFA, Portfolio Manager

-   Managed the Fund since 2008.


-   Member of the global sector team.

-   Joined RiverSource Investments in 1996 as an international economist.

-   Began investment career in 1996.

-   MS, Georgetown University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

S-6398-2 A (11/08)